Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of detailed information about carrying amounts of right-of-use assets recognized and the movements during the year
Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Total RMB’000	Total US$’000

At January 1, 2019	369,925	76,644	39	446,608	69,014
Addition	—	11,473	—	11,473	1,773
Depreciation expenses	(14,347)	(26,597)	(14)	(40,958)	(6,329)
Disposal	(1,771)	—	—	(1,771)	(274)
Translation difference	—	36	(4)	32	5

At December 31, 2019 and January 1, 2020	353,807	61,556	21	415,384	64,189
Addition	2,058	13,198	—	15,256	2,357
Depreciation expenses	(14,102)	(29,182)	(14)	(43,298)	(6,691)
Disposal	(3,198)	—	—	(3,198)	(494)
Translation difference	—	(142)	(1)	(143)	(22)

At December 31, 2020	338,565	45,430	6	384,001	59,339

Summary of detailed information about carrying amounts of lease liabilities and the movements during the year
Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
At January 1	96,852	60,007	9,273
Additions	11,473	15,256	2,357
Accretion of interest (Note 7 .3)	2,918	2,198	340
Payments	(51,283)	(37,561)	(5,805)
Translation difference	47	(122)	(18)

At December 31	60,007	39,778	6,147

Current (Note 2 5 )	28,633	22,755	3,516
Non-current (Note 2 5 )	31,374	17,023	2,631

Total	60,007	39,778	6,147

The maturity analysis of lease liabilities is disclosed in Note 2
5
.

Summary of detailed information about amounts recognized in profit of loss
The following are the amounts recognized in profit of loss:

	2019 RMB’000	2020 RMB’000	2020 US$’000

Depreciation charge for right-of-use assets	40,958	43,127	6,664
Interest expenses on lease liabilities (Note 7 .3)	2,918	2,198	340
Expenses relating to short-term leases (included in selling, general and administrative costs and research and development cost)	14,341	14,313	2,212

Total amount recognized in profit or loss	58,217	59,638	9,216

Summary of detailed information about Future minimum rental receivables under non-cancellable operating leases
Future minimum rental receivables under
non-cancellable
operating leases as of 31 December are as follows:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Within 1 year
- related parties	1,787	902	139
- joint venture	2,691	2,590	400
- third parties	892	5,058	782
After 1 year but within 5 years
- related parties	660	—	—
- joint venture	10,526	10,720	1,657
- third parties	1,504	13,305	2,056
After than 5 years
- joint venture	5,643	14,141	2,185
- third parties	889	4,392	679

	24,592	51,108	7,898